SHARE BASED PAYMENTS	12 Months Ended
Mar. 31, 2016
SHARE BASED PAYMENTS [Text Block]
8.	SHARE BASED PAYMENTS

On June 18, 2014, the Company’s Board of Directors authorized and approved the adoption of the 2014 Plan (“2014 Plan”), under which an aggregate of 12,108,016 shares of common stock may be issued. Pursuant to the terms of the 2014 Plan, the Company is authorized to grant stock options, as well as awards of stock appreciation rights, restricted stock, unrestricted shares, restricted stock units and deferred stock units. These awards may be granted to directors, officers, employees and eligible consultants. Vesting and the term of an option is determined at the discretion of the Board of Directors of the Company. At March 31, 2016, there were 5,432,656 common shares remaining available for grant under the 2014 Plan.

The continuity of stock options for the year ended March 31, 2016is as follows:

		Weighted
		Average	Aggregate
		Exercise Price	Intrinsic Value
	Number	(CAD)	(CAD)
Balance outstanding at March 31, 2015	4,920,000	$1.14	$10,120,000
Exercised	(94,640)	$0.60	-
Granted	1,850,000	$0.88	-

Balance outstanding at March 31, 2016	6,675,360	$1.08	$1,580,883

Balance exercisable at March 31, 2016	4,336,864	$1.16	$1,064,963

The options outstanding and exercisable at March 31, 2016 are as follows:

		Options
		outstanding
		remaining			Number of
Number of		contractual life	Exercise	Grant date fair	options
options	Expiry date	(years)	Price (CAD)	value (CAD)	exercisable

3,520,000	June 18, 2019	3.22	$0.60	$0.26	2,346,669
155,360	June 20, 2019	3.22	$0.60	$0.26	155,360
100,000	July 14, 2017	1.29	$2.52	$1.05	100,000
450,000	December 8, 2019	3.69	$2.92	$1.65	450,000
100,000	December 8, 2019	3.69	$2.92	$1.31	66,667
400,000	December 8, 2019	3.69	$2.96	$1.29	300,000
100,000	March 16, 2020	4.96	$3.20	$1.42	66,667
50,000	August 15, 2015	4.38	$0.98	$0.39	16,667
750,000	October 21, 2020	4.56	$0.87	$0.36	187,500
550,000	October 28, 2020	4.58	$0.84	$0.44	550,000
400,000	October 28,2020	4.58	$0.84	$0.36	64,000
100,000	December 31, 2020	4.76	$1.24	$0.50	33,334
6,675,360					4,336,864

Included in the table above are non-employee awards that are subject to remeasurement each reporting period until vested. As a result, the grant date fair value is not representative of the total expense that will be recorded for these awards. As of March 31, 2016, the unrecognized compensation cost related to non-vested stock options outstanding, was $440,633 to be recognized over a weighted-average remaining vesting period of approximately 0.76 years.

The fair value of the employee and director stock options granted during the years ended March 31, 2016 and 2015 were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31, 2016	March 31, 2015

Stock price	$0.82 CAD	$1.85 CAD
Exercise Price	$0.87 CAD	$2.20 CAD
Expected life	3.75 years	3.9 years
Expected volatility	67.85%	67.85%
Risk – free interest rate	0.63%	1.32%
Dividend rate	0.00%	0.00%

The Company has adopted the simplified method prescribed by the SEC in SAB Topic 14 in respect of estimating the expected term of its stock options as its limited share purchase option history does not provide a reasonable basis to estimate the expected terms. Expected volatility was determined by reference to the average volatility rates of other companies in the same industry due to the Company’s limited trading history. The Company recognizes compensation expense for only the portion of awards that are expected to vest. For the years ended March 31, 2016 and 2015, the Company applied an expected forfeiture rate of 0% based on its historical experience.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are performing services for Neuro are required to be accounted for as derivative liabilities once the services have been performed and the options have vested because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than Neuro’s functional currency. Stock options awarded to non-employees that are not vested are re-measured at their respective fair values at each reporting period and accounted for as equity awards until the terms associated with their vesting requirements have been met. The changes in fair of the unvested non-employee awards are reflected in their respective operating expense classification in the Company’s consolidated statements of operations and comprehensive loss.

The non-employee stock options that are required to be accounted for as liabilities are summarized as follows for the years ended March 31, 2016 and 2015:

	Year ended March 31, 2016 $	Year ended March 31, 2015 $

Fair value of non-employee options, beginning of the period	1,581,444	-
Issuance	-	767,879
Reallocation of vested non-employee options	690,885	74,190
Change in fair value of non-employee stock options during the period	(1,751,150)	739,375

Fair value of non-employee options, end of the period	521,179	1,581,444

The non-employee options that have vested are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s consolidated statements of operations and comprehensive loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

The fair value of non-employee liability classified awards at March 31, 2016 and 2015 were estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	March 31, 2016	March 31, 2015

Stock price	$0.97 CAD	$3.20 CAD
Exercise Price	$1.52 CAD	$1.90 CAD
Expected life	3.23 years	4.24 years
Expected volatility	84.62%	67.85%
Risk – free interest rate	0.53%	1.31%
Dividend rate	0.00%	0.00%

Share-based payments are classified in the Company’s statements of operations and comprehensive loss as follows for the years ended March 31, 2016 and 2015:

	Year ended March 31, 2016 $	Year ended March 31, 2015 $

Consulting fees	239,064	1,167,281
Research and development	158,396	721,601
Wages and salaries	833,790	451,994

	1,231,250	2,340,876